Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 11, 2006

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$272,440

List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
7683
180905
180905
180905
D
AMERICAN INTERNATIONAL GP
COM
026874107
9058
137048
137048
137048
D
APPLIED MATERIALS
COM
038222105
7417
423610
423610
423610
D
AUTOMATIC DATA PROCESSING
COM
053015103
7802
170795
170795
170795
D
BANK OF AMERICA CORP
COM
060505104
222
4874
4874
4874
D
BARD (CR) INC.
COM
067383109
7962
117410
117410
117410
D
BELLSOUTH CORP
COM
079860102
296
8537
8537
8537
D
BOEING
COM
097023105
284
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
200
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
425
4450
4450
4450
D
CISCO SYSTEMS
COM
17275R102
314
14504
14504
14504
D
CITIGROUP, INC.
COM
172967101
11194
237002
237002
237002
D
COMPASS BANCSHARES
COM
20449H109
8055
159165
159165
159165
D
CONOCOPHILLIPS
COM
20825C104
10134
160469
160469
160469
D
DENTSPLY INTERNATIONAL
COM
249030107
8224
141430
141430
141430
D
DIAGEO PLC
COM
25243Q205
7434
117203
117203
117203
D
EXXON MOBIL CORP
COM
30231G102
13479
221480
221480
221480
D
FED NAT'L MRTGE ASSN
COM
313586109
450
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
7708
120470
120470
120470
D
GENERAL ELECTRIC
COM
369604103
10729
308477
308477
308477
D
HORMEL
COM
440452100
8004
236795
236795
236795
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
8006
191570
191570
191570
D
INTERNATIONAL GAME TECH
COM
459902102
7667
217675
217675
217675
D
INTUIT, INC
COM
461202103
7174
134870
134870
134870
D
JOHNSON & JOHNSON
COM
478160104
10755
181607
181607
181607
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
8724
151400
151400
151400
D
MEDTRONIC INC
COM
585055106
8491
167305
167305
167305
D
MERCK & CO.
COM
589331107
211
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
10312
213190
213190
213190
D
MICROSOFT
COM
594918104
10734
394498
394498
394498
D
NESS ENERGY INTERNATIONAL
COM
64104P105
4
20000
20000
20000
D
ORACLE CORPORATION
COM
68389X105
7195
525569
525569
525569
D
OSHKOSH TRUCK
COM
688239201
7559
121455
121455
121455
D
PEPSICO
COM
713448108
10590
183245
183245
183245
D
PFIZER INC
COM
717081103
801
32150
32150
32150
D
PROCTER & GAMBLE
COM
742718109
10067
174676
174676
174676
D
REGIS CORPORATION
COM
758932107
6312
183060
183060
183060
D
ROYAL DUTCH SHELL
COM
780259206
358
5750
5750
5750
D
SABINE ROYALTY TRUST
COM
785688102
219
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
243
12800
12800
12800
D
SIGMA ALDRICH
COM
826552101
7362
111905
111905
111905
D
STATE STREET CORP
COM
857477103
7852
129935
129935
129935
D
THUNDER ENERGY TRUST
COM
88604T101
435
50000
50000
50000
D
VANGUARD STAR FD #56
COM
921909107
756
37350
37350
37350
D
VIACOM CL B
COM
92553P201
6282
161918
161918
161918
D
WAL-MART
COM
931142103
7257
153626
153626
153626
S
REPORT SUMMARY
47
RECORDS
272440
0
OTHER MANAGERS